The RBB Fund, Inc.

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

September 30, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 204 to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 206 under the 1940 Act), for the purpose of introducing three new series, the “Motley Fool Independence Fund,” the “Motley Fool Great America Fund,” and the “Motley Fool Epic Voyage Fund.” Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective in 75 days.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:                                Salvatore Faia, The RBB Fund, Inc.

James Shaw, The RBB Fund, Inc.

Denise Coursey, Motley Fool Asset Management, LLC

Jillian Bosmann, Drinker Biddle & Reath LLP